32. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expenses By Nature
Expenses by nature
Expenses by nature at 12.31.19
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	6,366,146	1,045,979	1,336,514	8,748,639
Pension plans	190,700	31,333	40,036	262,069
Communications expenses	82,714	369,899	17,005	469,618
Allowance for the impairment of trade and other receivables	-	1,354,401	-	1,354,401
Supplies consumption	1,615,876	-	114,419	1,730,295
Leases and insurance	-	233	226,040	226,273
Security service	237,100	42,394	92,826	372,320
Fees and remuneration for services	2,557,043	1,618,073	1,363,582	5,538,698
Depreciation of right-of-use asset	16,515	33,030	114,571	164,116
Public relations and marketing	-	41,370	-	41,370
Advertising and sponsorship	-	21,312	-	21,312
Reimbursements to personnel	89	196	1,050	1,335
Depreciation of property, plants and equipments	3,637,865	542,108	444,795	4,624,768
Directors and Supervisory Committee members’ fees	-	-	22,356	22,356
ENRE penalties	1,441,742	1,326,475	-	2,768,217
Taxes and charges	-	923,650	49,786	973,436
Other	803	520	14,242	15,565
At 12.31.19	16,146,593	7,350,973	3,837,222	27,334,788

Expenses by nature at 12.31.18
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	6,660,458	1,194,814	1,406,238	9,261,510
Pension plans	124,085	22,259	26,198	172,542
Communications expenses	124,723	414,677	24,630	564,030
Allowance for the impairment of trade and other receivables	-	1,503,107	-	1,503,107
Supplies consumption	1,215,387	-	188,558	1,403,945
Leases and insurance	815	-	277,121	277,936
Security service	210,136	3,117	197,901	411,154
Fees and remuneration for services	2,170,943	1,599,460	1,548,697	5,319,100
Public relations and marketing	-	49,585	-	49,585
Advertising and sponsorship	-	25,544	-	25,544
Reimbursements to personnel	92	104	766	962
Depreciation of property, plants and equipments	3,098,292	461,702	378,822	3,938,816
Directors and Supervisory Committee members’ fees	-	-	33,664	33,664
ENRE penalties	3,174,321	1,617,868	-	4,792,189
Taxes and charges	-	920,940	249,951	1,170,891
Other	1,241	705	8,796	10,742
At 12.31.18	16,780,493	7,813,882	4,341,342	28,935,717

Expenses by nature at 12.31.17
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	7,685,152	1,363,903	1,410,378	10,459,433
Pension plans	191,454	33,979	35,136	260,569
Communications expenses	85,006	444,966	35,066	565,038
Allowance for the impairment of trade and other receivables	-	602,186	-	602,186
Supplies consumption	1,056,706	-	168,809	1,225,515
Leases and insurance	1,004	-	279,898	280,902
Security service	200,305	2,763	217,171	420,239
Fees and remuneration for services	1,663,751	1,347,966	1,261,260	4,272,977
Public relations and marketing	-	-	87,125	87,125
Advertising and sponsorship	-	-	44,881	44,881
Reimbursements to personnel	137	85	1,272	1,494
Depreciation of property, plants and equipments	2,675,953	423,060	204,104	3,303,117
Directors and Supervisory Committee members’ fees	-	-	32,951	32,951
ENRE penalties	658,211	659,155	-	1,317,366
Taxes and charges	-	607,796	49,223	657,019
Other	1,532	406	23,905	25,843
At 12.31.17	14,219,211	5,486,265	3,851,179	23,556,655